Summary of Significant Accounting Policies - Summary of Useful Lives of Finite Lived Intangible Assets Other Than Goodwill (Detail)	12 Months Ended
Dec. 31, 2022
Customer Relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	19 years
Customer Relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	7 years
Non-Compete Agreements | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	5 years
Non-Compete Agreements | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	4 years
Trade Names
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	10 years
Permit Application Fees | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	2 years
Permit Application Fees | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	1 year
Non-Solicitation Agreements | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	2 years
Non-Solicitation Agreements | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	1 year